UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22455

Cohen & Steers Select Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 57.4%
BANK 15.1%
Ally Financial, 7.35%, due 8/8/32	40,000	$967,200
Ally Financial, 7.375%, due 12/16/44	109,169	2,636,431
BAC Capital Trust II, 7.00%, due 2/1/32, Series V(a)	85,000	2,132,650
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a)	389,905	9,646,250
Citigroup Capital XII, 8.50%, due 3/30/40	85,000	2,238,050
Citigroup Capital XIII, 7.875%, due 10/30/40(a)	75,000	2,055,000
CoBank ACB, 7.00%, 144A ($50 Par Value)(b),(c)	75,000	3,532,035
Fifth Third Capital Trust V, 7.25%, due 8/15/67	46,000	1,166,100
Fifth Third Capital Trust VI, 7.25%, due 11/15/67, (FRN)(a)	90,000	2,282,400
Fleet Capital Trust VIII, 7.20%, due 3/15/32	37,900	946,742
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)	20,308	2,282,619
KeyCorp Capital IX, 6.75%, due 12/15/66(a)	103,000	2,580,150
KeyCorp Capital VIII, 7.00%, due 6/15/66(a)	77,938	1,987,419
KeyCorp Capital X, 8.00%, due 3/15/68, (TruPS)(a)	153,652	4,013,390
Regions Financing Trust III, 8.875%, due 6/15/78	149,936	3,910,331
SunTrust Capital IX, 7.875%, due 3/15/68	39,092	1,018,347
Zions Bancorp, 9.50%, due 12/29/49, Series C	50,000	1,310,000
		44,705,114
BANK—FOREIGN 7.9%
Barclays Bank PLC, 7.75%, Series IV(a)	279,920	7,199,542
Barclays Bank PLC, 8.125%, Series V	150,000	3,943,500
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	118,000	3,093,960
Deutsche Bank Contingent Capital Trust V, 8.05%	50,000	1,339,000
HSBC Holdings PLC, 8.00%, Series II	45,085	1,229,919
Lloyds Banking Group PLC, 7.75%, due 7/15/50	66,328	1,747,743
National Westminster Bank PLC, 7.76%, Series C(a)	159,668	3,838,419
Santander Finance Preferred, 10.50%, Series X	31,472	895,378
		23,287,461

	Number of Shares	Value
ELECTRIC—INTEGRATED 0.4%
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)	51,475	$1,310,039
FINANCE 4.6%
INVESTMENT BANKER/BROKER 1.7%
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II	200,000	5,100,000
MORTGAGE LOAN/BROKER 2.9%
Countrywide Capital IV, 6.75%, due 4/1/33 (a)	135,050	3,345,189
Countrywide Capital V, 7.00%, due 11/1/36 (a)	206,445	5,163,189
		8,508,378
TOTAL FINANCE		13,608,378
INSURANCE 7.5%
LIFE/HEALTH INSURANCE—FOREIGN 1.2%
Aegon NV, 6.875%	50,000	1,187,000
Aegon NV, 7.25%	100,000	2,474,000
		3,661,000
MULTI-LINE 1.4%
American International Group, 7.70%, due 12/18/62	164,203	4,093,581
MULTI-LINE—FOREIGN 3.6%
Allianz SE, 8.375%	150,000	4,017,195
ING Groep N.V., 7.375%(a)	120,000	2,883,600
ING Groep N.V., 8.50%(a)	147,688	3,791,151
		10,691,946
REINSURANCE—FOREIGN 1.3%
Arch Capital Group Ltd., 7.875%, Series B(a)	53,275	1,352,120
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	25,700	2,541,087
		3,893,207
TOTAL INSURANCE		22,339,734
INTEGRATED TELECOMMUNICATIONS SERVICES 2.2%
Telephone & Data Systems, 6.875%, due 11/15/59(a)	140,259	3,502,267
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(a)	115,871	2,911,838
		6,414,105

	Number of Shares	Value
MEDIA—DIVERSIFIED SERVICES 1.4%
CBS Corp., 6.75%, due 3/27/56(a)	50,872	$1,278,922
Comcast Corp., 7.00%, due 5/15/55(a)	108,000	2,779,920
		4,058,842
REAL ESTATE 17.0%
DIVERSIFIED 1.5%
DuPont Fabros Technology, 7.875%, Series A (a)	103,254	2,586,513
Lexington Corporate Properties Trust, 8.05%, Series B	77,000	1,928,080
		4,514,593
HEALTH CARE 1.3%
Cogdell Spencer, 8.50%, Series A (a)	150,000	3,702,000
INDUSTRIAL 1.6%
First Potomac Realty Trust, 7.75%, Series A	120,000	3,000,000
ProLogis Trust, 6.75%, Series F (a)	75,000	1,773,750
		4,773,750
OFFICE 3.9%
CommonWealth REIT, 6.50%, Series D (Convertible) (a)	90,025	1,937,338
Cousins Properties, 7.50%, Series B (a)	110,000	2,731,300
Hudson Pacific Properties, 8.375%, Series B (a)	100,000	2,537,500
SL Green Realty Corp., 7.625%, Series C	69,986	1,753,849
SL Green Realty Corp., 7.875%, Series D (a)	99,850	2,518,217
		11,478,204
RESIDENTIAL 1.9%
APARTMENT 1.6%
Alexandria Real Estate Equities, 7.00%, Series D	48,600	1,249,020
Apartment Investment & Management Co., 8.00%, Series T	55,000	1,380,500
Apartment Investment & Management Co., 7.75%, Series U (a)	82,776	2,066,917
		4,696,437
MANUFACTURED HOME 0.3%
Equity Lifestyle Properties, 8.034%, Series A	40,000	991,600
TOTAL RESIDENTIAL		5,688,037

	Number of Shares	Value
SHOPPING CENTER 5.9%
COMMUNITY CENTER 3.6%
Developers Diversified Realty Corp., 7.375%, Series H (a)	180,000	$4,464,000
Developers Diversified Realty Corp., 7.50%, Series I	69,160	1,725,542
Kite Realty Group Trust, 8.25%, Series A (a)	100,000	2,436,000
Regency Centers Corp., 7.45%, Series C	80,000	2,016,000
		10,641,542
REGIONAL MALL 2.3%
CBL & Associates Properties, 7.375%, Series D (a)	224,935	5,468,170
Taubman Centers, 8.00%, Series G	49,932	1,262,780
		6,730,950
TOTAL SHOPPING CENTER		17,372,492
SPECIALTY 0.9%
Entertainment Properties Trust, 7.375%, Series D (a)	110,000	2,633,400
TOTAL REAL ESTATE		50,162,476
TRANSPORT—MARINE 1.3%
Seaspan Corp., 9.50%, due 1/29/49, Series C	145,000	3,903,400
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$166,350,634)		169,789,549

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 75.3%
BANK 27.8%
Bank of America Corp., 8.125%,due 12/29/49, (FRN) (a)	8,150,000	$8,774,453
BB&T Capital Trust II, 6.75%, due 6/7/36 (a)	1,776,000	1,800,493
Citigroup, 8.40%, due 4/29/49, Series E (a),(b)	6,987,000	7,192,977
Citigroup Capital III, 7.625%, due 12/1/36	4,000,000	4,156,800
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value) (c)	100,000	5,568,750
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	10,000	11,231,250
Fifth Third Capital Trust IV, 6.50%, due 4/15/37, (FRN) (a)	2,000,000	1,962,500
Huntington Bancshares, 8.50%, due 12/31/49, Series A (Convertible) (a)	1,320	1,534,500
JP Morgan Chase & Co., 7.90%, due 4/29/49 (FRN) (a)	12,000,000	13,174,836
NB Capital Trust II, 7.83%, due 12/15/26 (a)	3,503,000	3,608,090
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN) (a)	11,900,000	13,090,000
Wells Fargo & Co., 7.50%, Series L (Convertible) (a)	9,720	10,062,144
		82,156,793

	Number of Shares	Value
BANK—FOREIGN 15.3%
Abbey National Capital Trust I, 8.963%, due 12/29/49 (a)	2,000,000	$2,195,228
Barclays Bank PLC, 7.434%, due 9/29/49, 144A (c)	2,000,000	2,010,000
BNP Paribas, 7.195%, due 12/31/49, 144A(a),(c)	3,900,000	3,783,000
BPCE SA, 9.00%, due 12/31/49	1,500,000	2,201,265
Claudius Ltd., 7.875%, due 12/29/49	5,500,000	5,692,500
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(c)	5,000,000	6,750,000
Intesa Sanpaolo SpA, 9.50%, due 12/31/49	1,500,000	2,157,686
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(c)	3,000,000	2,895,000
Rabobank Nederland, 8.375%, due 12/31/49, Series EMTN	4,000,000	4,286,628
Rabobank Nederland, 11.00%, due 6/29/49, 144A (c)	2,200,000	2,874,001
Resona Preferred Global Securities, 7.191%, due 12/29/49, 144A (FRN) (c)	1,500,000	1,496,436
Santander Finance Preferred SA Unipersonal, 11.30%, due 12/31/49, Series VIII	1,500,000	2,622,866
SMFG Preferred Capital, 9.500%, due 7/29/49, 144A (FRN) (c)	2,000,000	2,360,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A (a),(c)	4,000,000	3,901,576
		45,226,186
FINANCE 3.1%
CREDIT CARD 1.6%
Capital One Capital III, 7.686%, due 8/15/36(a)	4,500,000	4,674,375
DIVERSIFIED FINANCIAL SERVICES 0.9%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	2,500,000	2,572,500
MORTGAGE LOAN/BROKER 0.6%
Countrywide Capital III, 8.05%, due 6/15/27, Series B	1,815,000	1,883,062
TOTAL FINANCE		9,129,937

	Number of Shares	Value
INSURANCE 18.1%
LIFE/HEALTH INSURANCE 2.3%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(c)	2,000,000	$2,185,000
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(c)	1,405,000	1,461,200
Lincoln National Corp., 7.00%, due 5/17/66(a)	3,000,000	3,007,500
		6,653,700
LIFE/HEALTH INSURANCE—FOREIGN 3.5%
Dai-Ichi Mutual Life, 7.25%, due 12/31/49, 144A(c)	2,250,000	2,231,845
Prudential PLC, 7.75%, due 6/23/16, Series EMTN	8,000,000	8,120,000
		10,351,845
MULTI-LINE 7.3%
American International Group, 8.175%, due 5/15/58, (FRN)	5,000,000	5,418,750
AON Corp., 8.205%, due 1/1/27(a)	3,200,000	3,570,323
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A(a),(c)	4,700,000	5,076,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(c)	6,250,000	7,578,125
		21,643,198
MULTI-LINE—FOREIGN 2.3%
AXA SA, 8.60%, due 12/15/30(a)	3,000,000	3,557,748
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49(d)	3,250,000	3,233,750
		6,791,498
PROPERTY CASUALTY 1.5%
ACE Capital Trust II, 9.70%, due 4/1/30(a)	1,825,000	2,313,187
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(c)	2,000,000	2,010,000
		4,323,187
REINSURANCE—FOREIGN 1.2%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(c)	3,800,000	3,610,000
TOTAL INSURANCE		53,373,428

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 3.7%
Centaur Funding Corp., 9.089%, due 4/21/20, 144A(c)	10,000	$11,075,000
PIPELINES 4.2%
Enbridge Energy Partners LP, 8.05%, due 10/1/37 (a)	5,750,000	6,110,882
Enterprise Products Operating LP, 8.375%, due 8/1/66 (a)	5,886,000	6,363,725
		12,474,607
UTILITIES 3.1%
ELECTRIC UTILITIES 1.1%
FPL Group Capital, 7.30%, due 9/1/67, Series D (a)	3,000,000	3,135,243
MULTI UTILITIES 2.0%
Dominion Resources, 7.50%, due 6/30/66, Series A (a)	3,900,000	4,084,774
PPL Capital Funding, 6.70%, due 3/30/67, Series A (a)	2,000,000	1,974,894
		6,059,668
TOTAL UTILITIES		9,194,911
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$217,686,876)		222,630,862

	Principal Amount
CORPORATE BONDS 6.1%
BANK 1.3%
Regions Financial Corp., 7.375%, due 12/10/37	$2,700,000	2,652,750
Zions Bancorp, 5.65%, due 5/15/14	1,000,000	1,020,301
		3,673,051
INSURANCE—PROPERTY CASUALTY 1.9%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(c)	6,000,000	5,534,238
INTEGRATED TELECOMMUNICATIONS SERVICES 1.7%
Citizens Communications Co., 9.00%, due 8/15/31(a)	5,000,000	5,137,500

	Principal Amount	Value
REAL ESTATE 1.2%
INDUSTRIAL 0.3%
Country Garden Holdings Co., 11.125%, due 2/23/18, 144A(c)	$1,000,000	$1,020,000
SHOPPING CENTER 0.9%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(c)	2,500,000	2,625,000
TOTAL REAL ESTATE		3,645,000
TOTAL CORPORATE BONDS (Identified cost—$17,766,097)		17,989,789

		Number of Shares
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
Black Rock Government Federated Fund, 0.02%(e)		225,000	225,000
Federated Government Obligations Fund, 0.01%(e)		225,000	225,000
Fidelity Prime Institutional Money Market Treasury Only Fund, 0.16%(e)		225,000	225,000
State Street Institutional Liquid Reserves Fund, 0.19%(e)		225,000	225,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$900,000)			900,000

TOTAL INVESTMENTS (Identified cost—$402,703,607)	139.1%		411,310,200

LIABILITIES IN EXCESS OF OTHER ASSETS	(39.1)		(115,559,057)

NET ASSETS (Equivalent to $24.66 per share based on 11,995,506 shares of common stock outstanding)	100.0%		$295,751,143

Glossary of Portfolio Abbreviations
FRN	Floating Rate Note
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)     A portion or all of the security is pledged in connection with the revolving credit agreement: $171,028,048 has been pledged as collateral.

(b)    Illiquid security. Aggregate holdings equal 3.6% of net assets of the Fund.

(c)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 26.9% of net assets of the Fund, of which 3.6% are illiquid.

(d)    A portion of the security is segregated as collateral for interest rate swap transactions: $995,000 has been segregated as collateral.

(e)     Rate quoted represents the seven day yield of the fund.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011

Interest rate swaps outstanding at March 31, 2011 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(resets monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Appreciation (Depreciation)

Royal Bank of Canada	$45,000,000	1.695%	0.261%	February 2, 2015	$274,329
Royal Bank of Canada	$40,000,000	1.517%	0.258%	February 10, 2014	(158,918)
Royal Bank of Canada	$25,000,000	1.750%	0.254%	August 22, 2014	(64,926)
					$50,485

(a)	Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2011.

Limited Access

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities – $25 Par Value – Bank	$41,101,483	$37,569,448	$—	$3,532,035
Preferred Securities – $25 Par Value – Insurance – Multi-Line – Foreign	10,691,946	6,674,751	4,017,195	—
Preferred Securities - $25 Par Value – Insurance – Reinsurance – Foreign	3,893,207	1,352,120	2,541,087	—
Preferred Securities – $25 Par Value – Other Industries	114,102,913	114,102,913	—	—
Preferred Securities – Capital Securities – Bank	82,156,793	11,596,644	70,560,149	—
Preferred Securities – Capital Securities – Other Industries	140,474,069	—	140,474,069	—
Corporate Bonds	17,989,789	—	17,989,789	—
Money Market Funds	900,000	—	900,000	—
Total Investments	$411,310,200	$171,295,876	$236,482,289	$3,532,035
Other Financial Instruments*	$50,485	—	$50,485	—

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$—
Change in unrealized appreciation(depreciation)	(21,090)
Purchases	3,553,125
Balance as of March 31, 2011	$3,532,035

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 security has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2011:

Interest rate contracts	$50,485

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$9,206,422
Gross unrealized depreciation	(599,829)
Net unrealized appreciation	$8,606,593
Cost for federal income tax purposes	$402,703,607

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011